Accrued Expenses and Other Liabilities (Details1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Dec. 31, 2010 CNY
Other long-term provisions	$ 4,200		26,682		41,830		0
Defined benefit liabilities	20,700	[1]	131,504	[1]	90,830	[1]	0	[1]
Long-term derivative liabilities	231		1,470		4,393		0
Other long-term liabilities	$ 25,131		159,656		137,053		0

[1]	PGW makes contributions to two defined benefit plans that provide a range of superannuation and insurance benefits for employees and former employees. The plan's retired employees are entitled to receive an annual pension payment payable on their life and in some cases on the life of a surviving spouse. The balance as of June 30, 2012 is composed of the gross value of the defined benefit obligation of RMB378.0 million (US$59.5 million) and the carrying value of plan assets of RMB246.5 million (US$38.8 million). The contribution to the defined benefit plans were RMB11.6 million (US$1.8 million) by PGW, and RMB5.8 million (US$0.9 million) by members in 2012.